Global X Funds
605 Third Avenue, 43rd Fl
New York, NY 10158

November 1, 2021

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”)
File Nos. 333-151713, 811-22209

Ladies and Gentlemen:

On behalf of Global X Funds (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information for the series of Global X Funds contained in Post-Effective Amendment No. 655 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), filed on October 26, 2021 and effective October 28, 2021, which would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from the prospectus and statement of additional information contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 26, 2021, accession number 0001432353-21-000477.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Susan Lively
Susan Lively